General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses
Schedule of general and administrative expenses

	2025	2024
Salaries and benefits	$14.1	$10.1
Professional fees	6.4	7.4
Cobre Panamá arbitration expenses (Note 28 (a))	5.8	6.3
Community contributions	1.6	1.6
Board of Directors' costs	0.6	0.4
Office expenses	1.5	0.7
Insurance costs	0.9	0.9
Other expenses	4.4	5.5
	$35.3	$32.9